Schedule III-Real estate and accumulated depreciation - FP Land LLC (FP Land LLC, predecessor business)	12 Months Ended
Dec. 31, 2013
FP Land LLC, predecessor business
Schedule III-Real estate and accumulated depreciation

Schedule III—Real estate and accumulated depreciation

December 31, 2013

(In Thousands)

														Life on Which Depreciation in Latest Income Statements is Computed
			Initial Cost to Company			Cost Capitalized Subsequent to Acquisition		Gross Amount at Which Carried at Close of Period
											Accumulated Depreciation	Date of Construction	Date Acquired
Description	Encumbrances		Land	Improvements	Total	Improvements	Carrying Costs	Land	Improvements	Total
Scripps (Schuyler County, IL)	$1,652		$644	$93	$737	$—	$—	$644	$93	$737	$19		12-2000	65
Weber (Schuyler County, IL)	816		271	73	344	—	—	271	73	344	14		4-2001	65
Crane Creek (Schuyler County, IL)	1,250		448	100	548	—	—	448	100	548	16		6-2003	65
Pumphouse East (Schuyler County, IL)	—		102	59	161	—	—	102	59	161	9		6-2003	65
Henninger (Schuyler County, IL)	1,490		700	110	810	—	—	700	110	810	16		1-2004	65
John's Shop (K. Jones and France) (McDonough County, IL)	1,742		801	97	898	—	—	801	97	898	14		12-2004 and 11-2006	65
Adair FS (McDonough County, IL)	483		322	36	358	—	—	322	36	358	5		1-2006	50
Table Grove (Fulton County, IL)	385		203	44	247	—	—	203	44	247	6		11-2006	50
Ambrose (Mason County, IL)	516		290	38	328	—	—	290	38	328	5		12-2006	50
Big Pivot (Mason County, IL)	2,191		1,423	60	1,483	30	—	1,423	90	1,513	25		1-2007	50
Cleer (Fulton County, IL)	2,444		1,290	—	1,290	1,058	—	1,290	1,058	2,348	88	9-2011	9-2007	25
Pella (Sullivan and Perdum) (McDonough County, IL)	3,274		2,981	—	2,981	456	—	2,981	456	3,437	79	9-2009	10-2007 and 3-2010	25
Pella Kelso (Sullivan 2) (McDonough County, IL)	739		668	—	668	—	—	668	—	668	—		11-2007	—
Copes (Schuyler County, IL)	836		684	—	684	—	—	684	—	684	—		12-2007	—
Stelter (Mason County, IL)	1,501		1,003	—	1,003	146	—	1,003	146	1,149	27	4-2008	1-2008	30
Tazewell (Tazewell County, IL)	920		902	34	936	—	—	902	34	936	11		1-2008	21
Duncantown (Fulton County, IL)	777		693	—	693	—	—	693	—	693	—		2-2008	—
Bardolph (McDonough County, IL)	1,026		1,120	—	1,120	—	—	1,120	—	1,120	—		4-2008	—
Parr (Fulton County, IL)	385		398	—	398	—	—	398	—	398	—		11-2008	—
Pumphouse West (Schuyler County, IL)	—		1,500	—	1,500	—	—	1,500	—	1,500	—		11-2008	—
Curless (Fulton County, IL)	1,604		1,750	—	1,750	—	—	1,750	—	1,750	—		1-2009	—
Crabtree (Mason County, IL)	508		442	38	480	—	—	442	38	480	8		11-2009	24
Baca Co. (Baca County, CO)	996		819	94	913	55	—	819	149	968	24	6-2012	11-2010	16
Busch (Mason County, IL)	706		725	—	725	—	—	725	—	725	—		12-2010	—
Kaufman (McDonough County, IL)	2,740		2,572	—	2,572	—	—	2,572	—	2,572	—		12-2010	—
Estep (Mason County, IL)	223		200	16	216	—	—	200	16	216	1		3-2011	50
Skien (Fulton County, IL)	—		321	24	345	—	—	321	24	345	1		4-2011	50
Dillworth (McDonough County, IL)	737		923	53	976	—	—	923	53	976	2		6-2011	50
Heap (McDonough County, IL)	529		527	37	564	—	—	527	37	564	1		9-2011	50
Stanbra/Zeller (Butler County, NE)	537		1,539	—	1,539	—	—	1,539	—	1,539	—		1-2012	—
Matulka (Butler County, NE)	600		1,881	55	1,936	1,051	—	1,881	1,106	2,987	71	6-2012	1-2012	25
Zeagers (Butler County, NE)	796		1,109	40	1,149	—	—	1,109	40	1,149	2		1-2012	20
Beckerdite (Schuyler County, IL)	769		991	—	991	—	—	991	—	991	—		2-2012	—
Kelly (Butler County, NE)	255		742	—	742	94	—	742	94	836	3	3-2013	6-2012	25
McFadden MD (McDonough County, IL)	480		610	—	610	—	—	610	—	610	—		8-2012	—
McFadden SC (Schuyler County, IL)	194		252	—	252	—	—	252	—	252	—		8-2012	—
Symond (Mason County, IL)	1,281		1,700	—	1,700	122	—	1,700	122	1,822	3	6-2013	12-2012	25
Smith (McDonough County, IL)	688		1,147	—	1,147	—	—	1,147	—	1,147	—		6-2013	—

Totals	$36,070	(b)	$34,693	$1,101	$35,794	$3,012	$—	$34,693	$4,113	$38,806	$450

(a)
The aggregate basis for U.S. federal income tax purposes is $34,088

(b)
Amount differs from the $43,065 shown on the combined consolidated balance sheet as of December 31, 2013, as there is debt allocated to FP Land LLC which it intends to repay that is not collateralized by real estate in FP Land LLC.

(c)
Reconciliation of "Real Estate and Accumulated Depreciation".

Reconciliation of "Real estate and accumulated depreciation"

(In Thousands)

	Year Ended December 31,
	2013	2012
Real estate:
Balance at beginning of year	$37,156	$27,391
Additions during period
Additions through construction of improvements	503	439
Non cash acquisitions	—	5,514
Acquisitions through business combinations	1,147	3,812

Balance at end of year	$38,806	$37,156

Accumulated depreciation:
Balance at beginning of year	$302	$177
Additions charged to costs and expenses	148	125

Balance at end of year	$450	$302